Intangible Assets, Net (Details) - Schedule of future amortization expenses $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of future amortization expenses [Abstract]
2021	$ 97
2022	97
2023	97
2024	41
Total	$ 332